Quarterly Report
March 31, 2022
Massachusetts
Investors Trust
MIT-Q1

Portfolio of Investments
3/31/22 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 99.3%
Aerospace & Defense – 3.1%
Honeywell International, Inc.	615,436	$119,751,537
Howmet Aerospace, Inc.	2,737,732	98,394,088
		$218,145,625
Alcoholic Beverages – 2.4%
Diageo PLC	1,807,718	$91,367,839
Pernod Ricard S.A.	364,724	79,992,015
		$171,359,854
Apparel Manufacturers – 1.7%
LVMH Moet Hennessy Louis Vuitton SE	108,601	$77,331,460
NIKE, Inc., “B”	303,363	40,820,525
		$118,151,985
Biotechnology – 0.6%
Illumina, Inc. (a)	122,015	$42,632,041
Brokerage & Asset Managers – 3.0%
Blackstone, Inc.	326,751	$41,477,772
Charles Schwab Corp.	743,461	62,681,197
NASDAQ, Inc.	589,912	105,122,318
		$209,281,287
Business Services – 5.2%
Accenture PLC, “A”	284,997	$96,109,539
Amdocs Ltd.	1,178,252	96,864,097
Fidelity National Information Services, Inc.	944,060	94,802,505
Fiserv, Inc. (a)	716,678	72,671,149
		$360,447,290
Cable TV – 1.9%
Cable One, Inc.	20,670	$30,265,841
Comcast Corp., “A”	2,230,304	104,422,833
		$134,688,674
Chemicals – 0.5%
PPG Industries, Inc.	272,075	$35,660,870
Computer Software – 8.5%
Adobe Systems, Inc. (a)	211,592	$96,405,547
Microsoft Corp.	1,389,208	428,306,719
salesforce.com, inc. (a)	346,710	73,613,467
		$598,325,733
Computer Software - Systems – 2.9%
Apple, Inc.	1,158,455	$202,277,828
Construction – 1.8%
Masco Corp.	1,272,336	$64,889,136
Sherwin-Williams Co.	236,053	58,923,550
		$123,812,686

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Consumer Products – 2.2%
Colgate-Palmolive Co.	917,383	$69,565,153
Estee Lauder Cos., Inc., “A”	131,039	35,684,540
Kimberly-Clark Corp.	409,560	50,441,410
		$155,691,103
Containers – 2.2%
Ball Corp.	634,139	$57,072,510
Crown Holdings, Inc.	777,755	97,289,373
		$154,361,883
Electrical Equipment – 4.1%
AMETEK, Inc.	473,316	$63,036,225
Fortive Corp.	766,438	46,699,067
Johnson Controls International PLC	1,555,230	101,976,431
TE Connectivity Ltd.	558,374	73,135,827
		$284,847,550
Electronics – 2.4%
Analog Devices, Inc.	441,034	$72,849,996
Texas Instruments, Inc.	537,005	98,529,677
		$171,379,673
Energy - Independent – 2.2%
ConocoPhillips	1,530,758	$153,075,800
Food & Beverages – 1.0%
Danone S.A.	381,671	$21,025,445
Mondelez International, Inc.	798,190	50,110,368
		$71,135,813
Forest & Paper Products – 0.7%
Rayonier, Inc., REIT	1,219,343	$50,139,384
General Merchandise – 2.6%
Costco Wholesale Corp.	174,552	$100,515,769
Dollar General Corp.	373,025	83,046,556
		$183,562,325
Health Maintenance Organizations – 1.0%
Cigna Corp.	281,165	$67,369,946
Insurance – 1.2%
Chubb Ltd.	393,644	$84,200,452
Internet – 7.5%
Alphabet, Inc., “A” (a)	139,468	$387,909,322
Alphabet, Inc., “C” (a)	48,625	135,809,139
		$523,718,461
Leisure & Toys – 1.4%
Electronic Arts, Inc.	775,204	$98,071,058
Major Banks – 6.3%
Bank of America Corp.	3,895,028	$160,553,054
Goldman Sachs Group, Inc.	339,631	112,112,193
JPMorgan Chase & Co.	1,222,430	166,641,658
		$439,306,905

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Medical & Health Technology & Services – 1.5%
ICON PLC (a)	430,987	$104,824,658
Medical Equipment – 7.4%
Becton, Dickinson and Co.	455,974	$121,289,084
Danaher Corp.	352,375	103,362,159
Maravai Lifesciences Holdings, Inc., “A” (a)	725,884	25,601,928
Medtronic PLC	1,106,966	122,817,878
Thermo Fisher Scientific, Inc.	239,414	141,409,879
		$514,480,928
Network & Telecom – 1.2%
Equinix, Inc., REIT	113,930	$84,492,767
Other Banks & Diversified Financials – 4.9%
Mastercard, Inc., “A”	356,379	$127,362,727
Truist Financial Corp.	1,272,616	72,157,327
Visa, Inc., “A”	658,659	146,070,807
		$345,590,861
Pharmaceuticals – 7.6%
Eli Lilly & Co.	331,351	$94,888,986
Johnson & Johnson	914,017	161,991,233
Merck & Co., Inc.	1,257,620	103,187,721
Vertex Pharmaceuticals, Inc. (a)	420,866	109,833,400
Zoetis, Inc.	320,371	60,418,767
		$530,320,107
Railroad & Shipping – 1.2%
Canadian Pacific Railway Ltd.	1,008,712	$83,259,088
Restaurants – 0.3%
Starbucks Corp.	239,751	$21,810,148
Specialty Chemicals – 1.0%
DuPont de Nemours, Inc.	951,285	$69,995,550
Specialty Stores – 5.1%
Amazon.com, Inc. (a)	21,138	$68,908,823
Home Depot, Inc.	332,542	99,539,797
Target Corp.	522,647	110,916,146
Tractor Supply Co.	321,307	74,983,415
		$354,348,181
Telecommunications - Wireless – 1.8%
American Tower Corp., REIT	507,623	$127,525,050
Trucking – 0.3%
Old Dominion Freight Line, Inc.	67,762	$20,239,154
Utilities - Electric Power – 0.6%
American Electric Power Co., Inc.	450,407	$44,937,106
Total Common Stocks		$6,953,467,824

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Investment Companies (h) – 0.5%
Money Market Funds – 0.5%
MFS Institutional Money Market Portfolio, 0.21% (v)	36,005,156	$36,005,156

Other Assets, Less Liabilities – 0.2%		10,503,576
Net Assets – 100.0%		$6,999,976,556
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $36,005,156 and $6,953,467,824, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
REIT	Real Estate Investment Trust
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
3/31/22 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of March 31, 2022 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$6,495,667,319	$—	$—	$6,495,667,319
France	—	178,348,920	—	178,348,920
Ireland	104,824,658	—	—	104,824,658
United Kingdom	—	91,367,839	—	91,367,839
Canada	83,259,088	—	—	83,259,088
Mutual Funds	36,005,156	—	—	36,005,156
Total	$6,719,756,221	$269,716,759	$—	$6,989,472,980
For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$63,727,922	$118,153,136	$145,875,902	$—	$—	$36,005,156
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$8,708	$—
(3) Russia and Ukraine Conflict
The market disruptions, which began in late February 2022, associated with geopolitical events related to the conflict between Russia and Ukraine may adversely affect the value of the fund’s assets and thus the fund’s performance. Management continues to monitor these events and to evaluate the related impacts, if any, to the fund.